Segment Information	12 Months Ended
Jun. 30, 2013
Segment Information

14. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2013 and 2012:

	2013
	Revenues	Property and Equipment (net)	Goodwill
United States	$346,109	$172,219	$96,124
Canada	72,725	45,580	42,188

Total	$418,834	$217,799	$138,312

For the year ended June 30, 2013, the oil and gas segment, which is located in the United States, had revenues of $4.9 million and net oil and gas interests of $7.5 million. There is no goodwill associated with this segment.

	2012
	Revenues	Property and Equipment (net)	Goodwill
United States	$300,862	$167,928	$99,105
Canada	63,003	51,585	43,585

Total	$363,865	$219,513	$142,690

For the year ended June 30, 2012, the oil and gas segment, which is located in the United States, had revenues of $5.1 million and net oil and gas interests of $7.2 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2013	2012
Revenue
Transportation	$418,834	$363,865
Oil and gas	4,854	5,121

	$423,688	$368,986

Operating earnings
Transportation	$15,770	$12,888
Oil and gas	1,163	1,326

	16,933	14,214
Unallocated expenses	10,830	14,052
Provision (benefit) for taxes	2,234	(2,092)

Net Income	$3,869	$2,254

	2013	2012
Capital Expenditures
Transportation	$40,148	$47,416
Oil and gas	1,693	1,200

	$41,841	$48,616

Depreciation, depletion and amortization
Transportation	$45,028	$39,587
Oil and gas	1,019	999

	$46,047	$40,586

Total Assets
Transportation	$503,780	$513,083
Oil and gas	9,045	8,717

	$512,825	$521,800

Total Liabilities
Transportation	$316,672	$312,106
Oil and gas	1,671	1,876

	$318,343	$313,982